Cover Page	9 Months Ended
Sep. 30, 2021
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	GINKGO BIOWORKS HOLDINGS, INC.
Entity Central Index Key	0001830214
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false